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Clifford Capital Partners Fund
Clifford Capital Partners Fund
Investment Objective
The investment objective of the Clifford Capital Partners Fund (the “Partners Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Partners Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Clifford Capital Partners Fund	Investor Class	Institutional Class	Super Institutional Class
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 60 days or less)	2.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Clifford Capital Partners Fund		Investor Class		Institutional Class	Super Institutional Class
Management Fees	[1]	0.75%		0.75%	0.75%
Distribution and Service 12b-1 Fees		0.25%	[1]	none	none
Other Expenses		0.59%		0.59%	0.52%
Acquired Fund Fees and Expenses		0.01%		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.60%		1.35%	1.28%
Less Fee Waivers and/or Expense Reimbursements	[2]	(0.44%)		(0.44%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	1.16%		0.91%	0.83%
[1]	Management Fees for all Classes and Distribution and Service 12b-1 Fees for the Investor Class have been restated to reflect new fees. As a result, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements will not correlate to the expense ratios in the Partners Fund’s Financial Highlights included in this prospectus.
[2]	Clifford Capital Partners, LLC (the “Adviser”) has contractually agreed to reduce fees and/or reimburse certain Partners Fund expenses until January 31, 2021 to keep Total Annual Fund Operating Expenses (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.90%, 0.90% and 0.82%, respectively, of the average daily net assets of the Fund’s Investor Class, Institutional Class and Super Institutional Class. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Partners Fund within three years following the date such waiver and/or reimbursement was made, provided that the Partners Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may be terminated by the Adviser or the Board of Trustees of the Trust at any time after January 31, 2021.

Expense Example

The following example is intended to help you compare the cost of investing in the Partners Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Partners Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Clifford Capital Partners Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	118	462	829	1,863
Institutional Class	93	384	697	1,586
Super Institutional Class	85	361	659	1,506

Portfolio Turnover

The Partners Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Partners Fund’s performance. For the most recent fiscal year ended September 30, 2019, the Partners Fund’s portfolio turnover rate was 22.99% of the average value of its portfolio.

Principal Investment Strategies of the Fund

To achieve its investment objective, the Partners Fund invests primarily in equity securities of U.S. companies of any size that the Fund’s investment adviser, Clifford Capital Partners, LLC (the “Adviser”), believes are trading at a discount to what they are worth at the time of purchase and have the potential for capital appreciation with acceptable downside risks.

The Adviser uses a disciplined “bottom-up” selection process to identify equity securities of companies that appear to be selling at a discount to the Adviser’s assessment of their potential value. To evaluate a company’s potential value, the Adviser uses analysis techniques such as normalized price multiples (including price to earnings, price to book value, and price to cash flow); estimated private market value; liquidation analysis; discounted cash flow analysis; and dividend discount models.

The Adviser strives to buy stocks at a discount to intrinsic value, taking advantage of price dislocations caused by short-term investor orientation, herd influences and other irrational investor behavior. The Adviser also buys stocks at a discount resulting from the increasing market clout of passive investors and investors who rely on non-company-specific analysis, such as investors who trade funds and ETFs of entire sectors or industries rather than individual stocks. These investment opportunities arise when, in the opinion of the Adviser, the expectations implied in a company’s stock price are too low relative to the firm’s long-term earnings power or to its current assets.

The overall portfolio construction is guided by a dynamic mix of two types of stocks:

●	Core Value stocks – investments in companies the Adviser believes are high-quality companies that earn high returns on capital. These stocks will represent 50-75% of the Partners Fund’s holdings.

●

Deep Value stocks – opportunistic investments in companies the Adviser believes are deeply-undervalued. These stocks, plus the Fund’s cash holdings, will represent the remaining 25-50% of the Partners Fund.

The Partners Fund will normally hold between 25 and 35 securities. The Adviser believes that maintaining a relatively small number of portfolio holdings allows each security to have a meaningful impact on the portfolio’s results. The number of securities held by the Partners Fund may occasionally differ from this range at times such as when the portfolio manager is accumulating new positions, phasing out and exiting positions, or responding to exceptional market conditions.

The Principal Risks of Investing in the Partners Fund

Risks of Investing in Equity Securities. Overall equity market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small-Cap and Mid-Cap Securities. Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies.

Risks of Large-Cap Securities. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller capitalizations.

Focused Investment Risk. The Fund is a focused fund and generally holds stocks of between only 25 and 35 companies. Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to other funds. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return. Economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio held more positions, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Fund. In addition, investors may buy or sell substantial amounts of Fund shares in response to factors affecting or expected to affect a small number of companies, resulting in extreme inflows and outflows of cash into or out of the Fund. To the extent such inflows or outflows of cash cause the Fund’s cash position or cash requirements to exceed normal levels, management of the Fund’s portfolio may be negatively affected.

Sector Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share.

Management Style Risk. Because the Fund invests primarily in value stocks (stocks that the Adviser believes are undervalued), the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g., growth stocks), or that have a broader investment style.

Performance History

On February 8, 2016, the Partners Fund was reorganized from a series of Cottonwood Mutual Funds, a Delaware statutory trust (the “Predecessor Fund”), to a series of the World Funds Trust (the “Trust”), a Delaware statutory trust (the “Reorganization”).

The bar chart and table on the following page provide some indication of the risks of investing in the Partners Fund by showing changes in the Partners Fund’s and the Predecessor Fund’s performance from year to year and by showing how the Partners Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Partners Fund’s and the Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Partners Fund will perform in the future. Updated performance information is available at www.cliffordcapfunds.com or by calling toll-free 800-673-0550.

The bar chart below shows the annual returns for the Partners Fund’s Investor Class shares for each full calendar year of the Partners Fund and the Predecessor Fund. The performance of the Partners Fund’s Institutional Class shares and Super Institutional Class shares will differ from the Investor Class shares returns shown in the bar chart because the expenses of the Classes differ.

Clifford Capital Partners Fund (Investor Class) Total Returns

During the period shown, the highest quarterly return was 17.95% (quarter ended 3/31/2019) and the lowest quarterly return was -14.42% (quarter ended 12/31/2018).
Average Annual Returns for Periods Ended December 31, 2019

The table below shows how the average annual total returns of the Partners Fund’s and the Predecessor Fund’s Classes compared to those of the Partners Fund’s benchmark. The table also presents the impact of taxes on the Partners Fund’s Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Partners Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns for the Institutional Class shares will differ from those of the Investor Class shares as the expenses of the Classes differ. The Super Institutional Class shares did not commence operations until October 2019 and therefore do not currently have any performance information.

Average Annual Total Returns - Clifford Capital Partners Fund	1 Year	5 Years	Since Inception		Inception Date
Investor Class	22.77%	8.57%	10.61%	[1]	Jan. 30, 2014	[1]
Investor Class | Return After Taxes on Distributions	22.06%	7.59%	9.65%	[1]	Jan. 30, 2014	[1]
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares	14.35%	6.62%	8.39%	[1]	Jan. 30, 2014	[1]
Investor Class | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	26.26%	8.20%	9.59%	[1]	Jan. 30, 2014	[1]
Institutional Class	23.03%	8.80%	10.82%	[1]	Jan. 30, 2014	[1]
Super Institutional Class			7.11%		Oct. 01, 2019
[1]	The Predecessor Fund commenced operations on January 31, 2014. The Partners Fund has the same investment objective, strategies and policies as the Predecessor Fund.